Right-of use assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of right to use of assets

	Aircraft and engines RMB million	Land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
Cost:

At January 1 , 2020	215,381	4,022	2,790	392	222,585

Additions	6,526	45	412	190	7,173
Transfer from construction in progress (Note 20)	5,993	2,440	—	226	8,659
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,780)	—	—	—	(2,780)
Disposals
- disposals	(4,419)	—	(180)	—	(4,599)
- disposal of a subsidiary	—	(26)	—	(43)	(69)

At December 31, 2020	220,701	6,481	3,022	765	230,969

At January 1 , 2021	220,701	6,481	3,022	765	230,969
Additions	3,493	343	1,194	243	5,273
Transfer from construction in progress (Note 20)	302	61	—	152	515
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,761)	—	—	—	(2,761)
Transferred to assets held for sale (Note 35)	(1,582)	—	—	—	(1,582)
Disposals	(5,959)	(75)	(931)	(26)	(6,991)

At December 31, 2021	214,194	6,810	3,285	1,134	225,423

	Aircraft and engines RMB million	Land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
Accumulated amortization and impairment losses:
At January 1 , 2020	67,890	813	637	34	69,374
Amortization charge for the year	14,167	134	997	90	15,388
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(982)	—	—	—	(982)
Disposals
- disposals	(4,419)	—	(132)	—	(4,551)
- disposal of a subsidiary	—	—	—	(7)	(7)
Provision for impairment losses	682	—	—	—	682

At December 31, 2020	77,338	947	1,502	117	79,904

At January 1 , 2021	77,338	947	1,502	117	79,904
Amortization charge for the year	13,616	140	954	178	14,888
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(1,202)	—	—	—	(1,202)
Transferred to assets held for sale (Note 35)	(616)	—	—	—	(616)
Disposals	(5,959)	—	(913)	(21)	(6,893)
Provision for impairment losses (Note 19(a))	1,585	—	—	—	1,585
Impairment losses transfer to assets held for sale (Note 35)	(682)	—	—	—	(682)

At December 31, 2021	84,080	1,087	1,543	274	86,984

Net book value:
At December 31, 2021	130,114	5,723	1,742	860	138,439

At December 31, 2020	143,363	5,534	1,520	648	151,065

Summary of analysis of expense items in relation to leases recognised in profit or loss
In addition to the amortization charged, the analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2021 RMB million	2020 RMB million	2019 RMB million
Interest on lease liabilities (Note 15)	4,434	5,180	5,302
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	21	(15)	(18)
Expense relating to short-term leases	1,241	1,257	2,092
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	124	106	81